Parent only Financial Statements (Details) - Schedule of Condensed Balance Sheets of the Parent Company (Parentheticals) - Parent Company [Member] - $ / shares	Jun. 30, 2023	Jun. 30, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value per share (in Dollars per share)		$ 0.0001
Mezzanine equity, shares authorized		4,675,347
Mezzanine equity, shares issued		4,675,347
Mezzanine equity, shares outstanding		4,675,347
Series A Convertible Redeemable Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value per share (in Dollars per share)		$ 0.0001
Mezzanine equity, shares authorized		5,205,637
Mezzanine equity, shares issued		5,205,637
Mezzanine equity, shares outstanding		5,205,637
Series A-1 Convertible Redeemable Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value per share (in Dollars per share)		$ 0.0001
Mezzanine equity, shares authorized		5,202,768
Mezzanine equity, shares issued		5,202,768
Mezzanine equity, shares outstanding		5,202,768
Series A-2 Convertible Redeemable Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value per share (in Dollars per share)		$ 0.0001
Mezzanine equity, shares authorized		3,540,046
Mezzanine equity, shares issued		3,540,046
Mezzanine equity, shares outstanding		3,540,046
Series A-3 Convertible Redeemable Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value per share (in Dollars per share)		$ 0.0001
Mezzanine equity, shares authorized		3,789,358
Mezzanine equity, shares issued		3,789,358
Mezzanine equity, shares outstanding		3,789,358
Series B Convertible Redeemable Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value per share (in Dollars per share)		$ 0.0001
Mezzanine equity, shares authorized		11,047,269
Mezzanine equity, shares issued		11,047,269
Mezzanine equity, shares outstanding		11,047,269
Series B+ Convertible Redeemable Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value per share (in Dollars per share)		$ 0.0001
Mezzanine equity, shares authorized		5,424,746
Mezzanine equity, shares issued		5,424,746
Mezzanine equity, shares outstanding		5,424,746
Series C Convertible Redeemable Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value per share (in Dollars per share)		$ 0.0001
Mezzanine equity, shares authorized		2,419,909
Mezzanine equity, shares issued		2,419,909
Mezzanine equity, shares outstanding		2,419,909
Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares par value (in Dollars per share)		$ 0.0001
Ordinary shares, shares authorized	458,694,920	458,694,920
Ordinary shares, shares issued	44,069,300	44,069,300
Ordinary shares, shares outstanding	44,069,300	44,069,300
Class A Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares par value (in Dollars per share)	$ 0.519008	$ 0.519008
Ordinary shares, shares authorized	2,000,000,000	2,000,000,000
Ordinary shares, shares issued	50,099,149	50,099,149
Ordinary shares, shares outstanding	50,099,149	50,099,149
Class B Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares par value (in Dollars per share)	$ 0.519008	$ 0.519008
Ordinary shares, shares authorized	2,300,000,000	2,300,000,000
Ordinary shares, shares issued	46,177,897	46,177,897
Ordinary shares, shares outstanding	46,177,897	46,177,897